Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Subscription Receivable from Shareholders [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2022	¥ 782	¥ 14,254,109		¥ 288,461	¥ (16,053,272)	¥ (1,509,920)	¥ (163)		¥ (1,510,083)
Balance, shares at Mar. 31, 2022 | shares	1,186,854,720
Foreign currency translation adjustments				(68,276)		(68,276)			(68,276)
Net loss					(137,157)	(137,157)	(12)		(137,169)
Deemed dividend to preferred shareholders due to triggering of a down round feature (Note 15)		755,635			(755,635)
Issuance of ordinary shares due to exercise of the share options	¥ 2	41				43			¥ 43
Issuance of ordinary shares due to exercise of the share options, shares | shares	3,777,520							933,285	933,285
Share-based compensation		47,313				47,313			¥ 47,313
Issuance of ordinary shares to 58.com Holdings Inc. and ClearVue Uxin Holdings, Ltd. (“ClearVue”) (Note 17)	¥ 22	394,705				394,727			394,727
Issuance of ordinary shares to 58.com Holdings Inc. and ClearVue UXin Holdings, Ltd. ("ClearVue"), shares | shares	220,194,175
Balance at Mar. 31, 2023	¥ 806	15,451,803		220,185	(16,946,064)	(1,273,270)	(175)		(1,273,445)
Balance, shares at Mar. 31, 2023 | shares	1,410,826,415
Foreign currency translation adjustments				4,905		4,905			4,905
Net loss					(369,486)	(369,486)	(56)		(369,542)
Deemed dividend to preferred shareholders due to triggering of a down round feature (Note 15)		2,060,254			(2,060,254)
Issuance of ordinary shares due to exercise of the share options	¥ 7	(3)				4			¥ 4
Issuance of ordinary shares due to exercise of the share options, shares | shares	9,765,729							6,880,590	6,880,590
Share-based compensation		47,095				47,095			¥ 47,095
Net loss attributable to redeemable non-controlling interests					(2,901)	(2,901)			(2,901)
Proceeds from the issuance of senior convertible preferred shares in prior year (Note 15)	¥ 38,993	1,369,688	(107,879)			1,300,802			1,300,802
Conversion of senior convertible preferred shares into Class A ordinary shares | shares	54,960,889,255
Balance at Mar. 31, 2024	¥ 39,806	18,928,837	(107,879)	225,090	(19,378,705)	(292,851)	(231)		(293,082)
Balance, shares at Mar. 31, 2024 | shares	56,381,481,399
Foreign currency translation adjustments			(2,425)	2,628		203			203
Net loss					(199,326)	(199,326)	(8)	$ (27,309)	(199,334)
Issuance of ordinary shares due to exercise of the share options	¥ 10	(7)				3			¥ 3
Issuance of ordinary shares due to exercise of the share options, shares | shares	14,181,600							14,181,600	14,181,600
Share-based compensation		84,927				84,927			¥ 84,927
Net loss attributable to redeemable non-controlling interests					(4,986)	(4,986)			(4,986)
Proceeds from the issuance of senior convertible preferred shares in prior year (Note 15)			49,837			49,837			49,837
Reimbursement of ADS conversion fee to shareholders		(5,809)				(5,809)			(5,809)
Balance at Dec. 31, 2024	¥ 39,816	¥ 19,007,948	¥ (60,467)	¥ 227,718	¥ (19,583,017)	¥ (368,002)	¥ (239)	$ (50,448)	¥ (368,241)
Balance, shares at Dec. 31, 2024 | shares	56,395,662,999